Long-Term Debt - Terms and Covenants (Details) (USD $)	6 Months Ended	3 Months Ended				7 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 HSBC Bank Plc	Apr. 08, 2014 HSBC Bank Plc	Apr. 09, 2014 HSBC Bank Plc	Apr. 10, 2014 HSBC Bank Plc	Jul. 25, 2014 Bank of Ireland	Jul. 30, 2014 Unicredit Bank AG
Debt Instrument [Line Items]
Covenants

On April 8, 2014, the Company signed a supplemental agreement with HSBC Bank Plc (“HSBC”) and agreed to amend the definitions of certain financial covenants, to prepay an amount of $800,000 that was prepaid on April 10, 2014, and to reduce the outstanding scheduled quarterly installments from $400,000 to $380,000, commencing from the second quarter of 2014. In addition, on August 1, 2014, the Company agreed with HSBC to extend the existing waivers for the financial covenants relating to the minimum interest and debt service coverage ratios, from June 30, 2014 to December 31, 2015.

On July 25, 2014, the Company agreed with Bank of Ireland to eliminate the financial covenant relating to the minimum debt service coverage ratio until the maturity of the loan.

On July 30, 2014, the Company agreed with Unicredit Bank AG (“Unicredit”), subject to certain closing conditions including a $7,000,000 prepayment, to eliminate the financial covenants relating to the minimum debt service coverage ratio, the minimum market value adjusted net worth and the maximum leverage ratio until the maturity of the loan. In addition, the Company also agreed to increase the required ratio of the fair market value of mortgaged vessels to outstanding loan from 110% to 130% at all times.

Prepayment amount					$ 800,000		$ 7,000,000
Quarterly periodic payments		$ 380,000		$ 400,000
Covenant Compliance	As of June 30, 2014, the Company was in compliance with all of its debt covenants with respect to its loan and credit facilities.